Summary of Significant Accounting Policies - Deferred Revenue (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Revenue, advance billing period		12 months
Change In Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 9,670	$ 9,670	$ 8,172	$ 8,491
Deferred revenue recognized	(4,090)		(13,619)	(13,345)
Additional amounts deferred	4,245		15,117	14,217
Deferred revenue acquired in business combinations				34
Ending balance	$ 9,825	$ 9,582	$ 9,670	8,172
Adoption of ASC 606
Change In Contract With Customer, Liability [Roll Forward]
Beginning balance				$ (1,225)